Stock-Based Compensation - Fair Value Assumptions (Details) - Options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price (usd per share)	$ 9.33	$ 4.68
Exercise price (usd per share)	$ 9.33	$ 4.68
Expected term (years)	6 years 1 month 6 days	6 years 4 months 24 days
Expected volatility	98.00%	100.60%
Risk-free interest rate	1.09%	0.56%
Dividend yield	0.00%	0.00%